ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
Vallon Pharmaceuticals, Inc. (Vallon or the Company), based in Philadelphia, PA was incorporated in Delaware on January 11, 2018, which is the date of inception.
The Company is a biopharmaceutical company focused on the development and commercialization of novel abuse-deterrent medications for CNS disorders. The Company’s lead investigational product candidate, ADAIR, is a proprietary, abuse-deterrent oral formulation of immediate-release dextroamphetamine (the main active ingredient in Adderall®) for the treatment of attention-deficit/hyperactivity disorder (ADHD) and narcolepsy. In March 2022, the Company announced that its SEAL study for ADAIR did not reach its primary endpoint, and there is no assurance that ADAIR will receive approval by the U.S. Food and Drug Administration (the FDA). In addition to ADAIR, the Company completed formulation development work and selected the final formulation of its second product candidate, ADMIR, an abuse deterrent formulation of methylphenidate (Ritalin®), for the treatment of ADHD.
Recent Developments
The SEAL study (Study to Evaluate the Abuse Liability, Pharmacokinetics, Safety and Tolerability of an Abuse-Deterrent d-Amphetamine Sulfate Immediate Release Formulation), was the Company’s pivotal intranasal human abuse liability study assessing the pharmacodynamics (PD), pharmacokinetics (PK), safety and tolerability of snorting professional laboratory-manipulated ADAIR 30 mg when compared to crushed d-amphetamine sulfate and placebo in recreational drug users. ADAIR was prepared for snorting by a pharmacist using a multi-step technique that had been developed by a professional laboratory and agreed upon by the FDA. The SEAL study enrolled 55 subjects, of whom 53 completed the study and 52 were included in the final analysis. The study involved a four-way crossover design to evaluate professionally manipulated, intranasal ADAIR 30 mg, crushed intranasal dextroamphetamine, ADAIR 30 mg taken orally, and placebo. All subjects were non-dependent recreational stimulant users with an additional history of recreational intranasal drug use.
The SEAL study did not meet its primary endpoint, which was Emax Drug Liking. ADAIR scored similarly to what was observed in an earlier proof-of-concept study, however, reference dextroamphetamine did not score as high as expected and as seen in the previous study, thus driving the lack of statistical significance. The SEAL study did meet all pharmacodynamic secondary endpoints including Overall Drug Liking and willingness to Take Drug Again at 12 and 24 hours post-dosing, demonstrating statistical significance.
The Company is continuing to assess the best path forward for the ADAIR and ADMIR development programs. In addition, the Company has engaged Ladenburg Thalmann & Co. Inc. (Ladenburg) to evaluate its strategic alternatives with the goal of maximizing stockholder value. Ladenburg has been engaged to advise the Company on the strategic review process, which could include, without limitation, exploring the potential for a possible merger, business combination, investment into the Company, or a purchase, license or other acquisition of assets. In the meantime, and in conjunction with the exploration of strategic alternatives, the Company is streamlining its operations in order to preserve its capital and cash resources.
ORGANIZATION AND DESCRIPTION OF BUSINESS
Vallon Pharmaceuticals, Inc. (Vallon or the Company) was incorporated in Delaware in January 2018 (inception) and is based in Philadelphia, PA.
The Company is a biopharmaceutical company focused on the development and commercialization of novel abuse-deterrent medications for central nervous system (CNS) disorders. The Company’s lead investigational product candidate, ADAIR, is a proprietary, abuse-deterrent oral formulation of immediate-release dextroamphetamine (the main active ingredient in Adderall®) for the treatment of attention-deficit/hyperactivity disorder (ADHD) and narcolepsy. The Company plans to develop other abuse-deterrent products, which have potential for abuse in their current forms, beginning with the development of ADMIR, an abuse deterrent formulation of Ritalin, for which the Company has completed formulation development work.